UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   | | adds new holding entries.

Institutional Manager Filing this Report:

Name:     Altrinsic Global Advisors, LLC

Address:  100 First Stamford Place
          Stamford, Connecticut 06902

13F File Number: 28-10104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Hock
Title:  Managing Member
Phone:  (203) 324-6900

Signature, Place and Date of Signing:


/s/ John Hock                    Stamford, CT               May 15, 2008
-----------------------     --------------------------    ----------------------
   [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name

     28-01190                   Frank Russell Company
   ---------------------------------------------------------------------

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  84

Form 13F Information Table Value Total: $1,538,760
                                        (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

If there are no entries in this list, state "NONE" and omit the column headings and list entries.

     NONE

                                                    FORM 13F INFORMATION TABLE




COLUMN 1                        COLUMN  2        COLUMN 3    COLUMN 4            COLUMN 5   COLUMN 6   COLUMN 7       COLUMN 8

                                                             VALUE     SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
ADVOCAT INC                     COM              007586100     4,759    435,000  SH         Sole       None       Sole
AFLAC INC                       COM              001055102     1,974     30,400  SH         Sole       None       Sole
AKAMAI TECHNOLOGIES INC         COM              00971T101       155      5,510  SH         Sole       None       Sole
ALCATEL-LUCENT                  SPONSORED ADR    013904305    47,871  8,310,974  SH         Sole       None       Sole
ALTRIA GROUP INC                COM              02209S103    25,958  1,169,266  SH         Sole       None       Sole
ALTUS PHARMACEUTICALS INC       COM              02216N105     1,350    296,700  SH         Sole       None       Sole
AMERICAN EXPRESS CO             COM              025816109       695     15,900  SH         Sole       None       Sole
AMERICAN INTL GROUP INC         COM              026874107       795     18,391  SH         Sole       None       Sole
ANGIODYNAMICS INC               COM              03475V101     2,565    221,900  SH         Sole       None       Sole
ANGIOTECH PHARMACEUTICALS IN    COM              034918102     1,082    515,126  SH         Sole       None       Sole
ANGLOGOLD ASHANTI LTD           SPONSORED ADR    035128206    11,663    343,445  SH         Sole       None       Sole
APACHE CORP                     COM              037411105    19,762    163,564  SH         Sole       None       Sole
ARENA PHARMACEUTICALS INC       COM              040047102     1,026    150,000  SH         Sole       None       Sole
BANK MONTREAL QUE               COM              063671101     1,264     28,230  SH         Sole       None       Sole
BIOMARIN PHARMACEUTICAL INC     COM              09061G101    11,534    326,100  SH         Sole       None       Sole
BOSTON SCIENTIFIC CORP          COM              101137907       570      1,000  SH  CALL   Sole       None       Sole
BOSTON SCIENTIFIC CORP          COM              101137107    40,969  3,183,319  SH         Sole       None       Sole
BP PLC                          SPONSORED ADR    055622104    95,276  1,570,909  SH         Sole       None       Sole
BROCADE COMMUNICATIONS SYS I    COM NEW          111621306    18,198  2,492,900  SH         Sole       None       Sole
CAPITAL SR LIVING CORP          COM              140475104     1,772    220,100  SH         Sole       None       Sole
CISCO SYS INC                   COM              17275R102    25,780  1,070,167  SH         Sole       None       Sole
CITIGROUP INC                   COM              172967101       829     38,700  SH         Sole       None       Sole
COEUR D ALENE MINES CORP IDA    COM              192108108       159     39,390  SH         Sole       None       Sole
COLUMBIA SPORTSWEAR CO          COM              198516106       178      4,050  SH         Sole       None       Sole
COMCAST CORP                    CL A             20030N101    56,989  2,946,674  SH         Sole       None       Sole
COOPER COS INC                  COM NEW          216648402     1,008        700  SH  CALL   Sole       None       Sole
COOPER COS INC                  COM NEW          216648402    60,585  1,759,660  SH         Sole       None       Sole
COVIDIEN LTD                    COM              G2552X108    42,097    951,343  SH         Sole       None       Sole
EMAGEON INC                     COM              29076V109     1,816    796,300  SH         Sole       None       Sole
EMERGENCY MEDICAL SVCS CORP     CL A             29100P102     1,852     75,000  SH         Sole       None       Sole
EV3 INC                         COM              26928A200     1,587    195,000  SH         Sole       None       Sole
EVEREST RE GROUP LTD            COM              G3223R108    37,481    418,639  SH         Sole       None       Sole
FIFTH THIRD BANCORP             COM              316773100       869     41,540  SH         Sole       None       Sole
GAMMON GOLD INC                 COM              36467T106    21,095  2,743,103  SH         Sole       None       Sole
GENERAL ELECTRIC CO             COM              369604103    60,801  1,642,814  SH         Sole       None       Sole
GLOBAL INDS LTD                 COM              379336100        72      4,486  SH         Sole       None       Sole
GOLD FIELDS LTD NEW             SPONSORED ADR    38059T106    25,150  1,818,480  SH         Sole       None       Sole
HEALTHSOUTH CORP                COM NEW          421924309    47,780  2,685,764  SH         Sole       None       Sole
HOSPIRA INC                     COM              441060100     5,132    120,000  SH         Sole       None       Sole
HUMAN GENOME SCIENCES INC       COM              444903108       295     50,000  SH         Sole       None       Sole
IAC INTERACTIVECORP             COM NEW          44919P300    20,150    970,640  SH         Sole       None       Sole
IDENIX PHARMACEUTICALS INC      COM              45166R204     2,008    400,000  SH         Sole       None       Sole
IMCLONE SYS INC                 COM              45245W109       904        400  SH  CALL   Sole       None       Sole
IMCLONE SYS INC                 COM              45245W109    38,076    897,592  SH         Sole       None       Sole
INTEL CORP                      COM              458140100        87      4,130  SH         Sole       None       Sole
INVESTORS BANCORP INC           COM              46146P102       798     52,000  SH         Sole       None       Sole
JP MORGAN CHASE & CO            COM              46625H100    25,584    595,663  SH         Sole       None       Sole
KOOKMIN BK NEW                  SPONSORED ADR    50049M109    44,190    788,401  SH         Sole       None       Sole
KRAFT FOODS INC                 CL A             50075N104    32,281  1,041,000  SH         Sole       None       Sole
LEGG MASON INC                  COM              524901105     1,116     19,940  SH         Sole       None       Sole
LIBERTY MEDIA CORP NEW          CAP COM SER A    53071M302     9,610    610,558  SH         Sole       None       Sole
LIBERTY MEDIA CORP NEW          ENT COM SER A    53071M500    55,149  2,435,892  SH         Sole       None       Sole
MARVELL TECHNOLOGY GROUP LTD    ORD              G5876H105       166     15,270  SH         Sole       None       Sole
MASSEY ENERGY CORP              COM              576206106    18,695    512,193  SH         Sole       None       Sole
MEDAREX INC                     COM              583916101     1,569    177,300  SH         Sole       None       Sole
MICROSOFT CORP                  COM              594918104    48,955  1,724,993  SH         Sole       None       Sole
MOLSON COORS BREWING CO         CL B             60871R209    44,555    847,528  SH         Sole       None       Sole
NITROMED INC                    COM              654798503     2,256  2,107,949  SH         Sole       None       Sole
NOBLE ENERGY INC                COM              655044105    18,565    255,007  SH         Sole       None       Sole
OFFICEMAX INC DEL               COM              67622P101    13,899    726,185  SH         Sole       None       Sole
ONYX PHARMACEUTICALS INC        COM              683399109     2,032     70,000  SH         Sole       None       Sole
ORACLE CORP                     COM              68389X105    28,351  1,449,455  SH         Sole       None       Sole
PANACOS PHARMACEUTICALS INC     COM              69811Q106     1,266  1,808,542  SH         Sole       None       Sole
PEOPLES UNITED FINANCIAL INC    COM              712704105       433     25,000  SH         Sole       None       Sole
POSCO                           SPONSORED ADR    693483109       463      3,890  SH         Sole       None       Sole
POZEN INC                       COM              73941U102     3,194    308,323  SH         Sole       None       Sole
PROCTER & GAMBLE CO             COM              742718109       549      7,830  SH         Sole       None       Sole
PROTECTIVE LIFE CORP            COM              743674103    37,180    916,655  SH         Sole       None       Sole
PSYCHIATRIC SOLUTIONS INC       COM              74439H108     6,106    180,000  SH         Sole       None       Sole
QUALCOMM INC                    COM              747525103    37,075    904,280  SH         Sole       None       Sole
RITE AID CORP                   COM              767754104     2,793    950,000  SH         Sole       None       Sole
SANOFI AVENTIS                  SPONSORED ADR    80105N105        40         49  SH  CALL   Sole       None       Sole
SPRINT NEXTEL CORP              COM SER 1        852061100    28,556  4,268,399  SH         Sole       None       Sole
STILLWATER MNG CO               COM              86074Q102    14,688    949,473  SH         Sole       None       Sole
TJX COS INC NEW                 COM              872540109       250      7,560  SH         Sole       None       Sole
TORCHMARK CORP                  COM              891027104    57,299    953,231  SH         Sole       None       Sole
TYCO ELECTRONICS LTD            COM NEW          G9144P105    14,801    431,259  SH         Sole       None       Sole
TYCO INTL LTD BERMUDA           COM              G9143X208    32,904    746,971  SH         Sole       None       Sole
VODAFONE GROUP PLC NEW          SPONS ADR NEW    92857W209   134,712  4,564,952  SH         Sole       None       Sole
WACHOVIA CORP NEW               COM              929903102       528     19,570  SH         Sole       None       Sole
WAL MART STORES INC             COM              931142103       598     11,360  SH         Sole       None       Sole
WYETH                           COM              983024100    73,384  1,757,287  SH         Sole       None       Sole
YAHOO INC                       COM              984332106        94      3,240  SH         Sole       None       Sole
ZYMOGENETICS INC                COM              98985T109     2,058    210,000  SH         Sole       None       Sole

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